Earnings (Loss) per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings (Loss) per share
Schedule of computation of basic and diluted net earnings (loss) per share

	For the years ended
	December 31,
	2017	2018	2019
	US$	US$	US$
Numerator:
Net (loss) Income—basic and diluted	(23,660,913)	10,147,465	(36,846,061)
Deemed dividend from repurchase of Series A Preferred Shares	(1,028,055)	—	—
Net (loss) Income attributable to ordinary shareholders	(24,688,968)	10,147,465	(36,846,061)
Shares (Denominator):
Weighted average number of ordinary shares outstanding
Basic	898,781,587	1,464,257,884	3,155,082,983
Diluted	898,781,587	1,591,094,630	3,155,082,983
Net (loss) earnings per share—basic and diluted	(0.03)	0.003	(0.01)

Schedule of instruments excluded from calculation of diluted net (loss) earnings per share

	As of December 31,
	2017	2018	2019
Series A preferred shares	442,174,065	—	—
Series B preferred shares	423,682,617	—	—
Series B+ preferred shares	129,616,445	—	—
Series B-1 preferred shares	119,688,525	—	—
Series C preferred shares	651,629,045	—	—
Series D preferred shares	223,478,358	—	—
Series D-1 preferred shares	89,668,956	—	—
Share options	175,535,767	—	160,800,982
Restricted shares units	—	14,495,000	50,725,912
Total	2,255,473,778	14,495,000	211,526,894